Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	DREYFUS OPPORTUNITY FUNDS
Central Index Key	0001111178
Amendment Flag	false
Document Creation Date	Jan. 27, 2016
Document Effective Date	Feb. 01, 2016
Prospectus Date	Feb. 01, 2016
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class A
Prospectus:
Trading Symbol	DNLAX
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class C
Prospectus:
Trading Symbol	DLDCX
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class I
Prospectus:
Trading Symbol	DLDRX
Dreyfus Natural Resources Fund | Class Y
Prospectus:
Trading Symbol	DLDYX